Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, recurring basis) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	$ 384,973,906	$ 362,059,429
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	384,973,906	362,059,429
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0
Nontaxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0
Nontaxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0
US Government Sponsored Enterprises Debt Securities, FHLB Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		0
US Government Sponsored Enterprises Debt Securities, FHLB Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		0
FNMA and FHLMC Bonds | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		0
SBA Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
SBA Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Nontaxable Municipal Bonds [Member] | Nontaxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	62,355,567	71,535,149
SBA Bonds [Member] | SBA Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	124,248,444	101,906,059
US Government Sponsored Enterprises Debt Securities, FHLB Securities [Member] | US Government Sponsored Enterprises Debt Securities, FHLB Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale		998,000
Equity Securities | Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	155,000	368,000
Equity Securities | Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	$ 187,695,980	$ 185,261,091